Net investment in finance and sales-type leases (Narrative) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Flight Equipment, Net [Abstract]
Finance and sales-type leases, interest income	$ 15.8		$ 31.3
Finance and sales-type leases, interest income		$ 16.6		$ 33.2